Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Loans, Normal	¥ 60,387,764
Loans, Close watch	5,419,407
Loans, Likely to become bankrupt or legally/virtually bankrupt	748,040
Loans classified by borrowing grade, Total	66,555,211	[1]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	181,850
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Loans, Normal	9,957,029
Loans, Close watch	1,141,101
Loans, Likely to become bankrupt or legally/virtually bankrupt	137,275
Loans classified by borrowing grade, Total	11,235,405	[1]
Commercial [Member] | Construction [Member] | Domestic [Member]
Loans, Normal	1,007,788
Loans, Close watch	223,791
Loans, Likely to become bankrupt or legally/virtually bankrupt	48,306
Loans classified by borrowing grade, Total	1,279,885	[1]
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Loans, Normal	9,793,308
Loans, Close watch	1,023,691
Loans, Likely to become bankrupt or legally/virtually bankrupt	128,401
Loans classified by borrowing grade, Total	10,945,400	[1]
Commercial [Member] | Services [Member] | Domestic [Member]
Loans, Normal	2,878,813
Loans, Close watch	445,863
Loans, Likely to become bankrupt or legally/virtually bankrupt	74,234
Loans classified by borrowing grade, Total	3,398,910	[1]
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Loans, Normal	7,411,408
Loans, Close watch	829,277
Loans, Likely to become bankrupt or legally/virtually bankrupt	171,870
Loans classified by borrowing grade, Total	8,412,555	[1]
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Loans, Normal	3,110,731
Loans, Close watch	298,554
Loans, Likely to become bankrupt or legally/virtually bankrupt	7,238
Loans classified by borrowing grade, Total	3,416,523	[1]
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Loans, Normal	1,074,367
Loans, Close watch	140,614
Loans, Likely to become bankrupt or legally/virtually bankrupt	32,978
Loans classified by borrowing grade, Total	1,247,959	[1]
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Loans, Normal	8,210,660
Loans, Close watch	156,090
Loans, Likely to become bankrupt or legally/virtually bankrupt	36,163
Loans classified by borrowing grade, Total	8,402,913	[1]
Commercial [Member] | Consumer [Member] | Domestic [Member]
Loans, Normal	1,910,161
Loans, Close watch	98,215
Loans, Likely to become bankrupt or legally/virtually bankrupt	49,966
Loans classified by borrowing grade, Total	2,058,342	[1]
Commercial [Member] | Domestic [Member]
Loans, Normal	45,354,265
Loans, Close watch	4,357,196
Loans, Likely to become bankrupt or legally/virtually bankrupt	686,431
Loans classified by borrowing grade, Total	50,397,892	[1]
Commercial [Member] | Foreign, Excluding UNBC [Member]
Loans, Normal	14,992,355
Loans, Close watch	1,006,010
Loans, Likely to become bankrupt or legally/virtually bankrupt	39,490
Loans classified by borrowing grade, Total	16,037,855	[1]
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Loans, Normal	41,144
Loans, Close watch	56,201
Loans, Likely to become bankrupt or legally/virtually bankrupt	22,119
Loans classified by borrowing grade, Total	119,464	[1]
Residential [Member]
Loans classified by borrowing grade, Total	16,150,015	[1]
Loans, Accrual	16,015,242
Loans, Nonaccrual	134,773
Card [Member]
Loans classified by borrowing grade, Total	872,043	[1]
Loans, Accrual	727,880
Loans, Nonaccrual	144,163
UNBC [Member]
Loans classified by borrowing grade, Total	3,780,565	[1],[2]
Loans classified by risk ratings based on number of delinquencies, Accrual	1,715,853
Loans classified by risk ratings based on number of delinquencies, Nonaccrual	21,595
Risk Ratings Based On Internal Credit Ratings:
Loans, Pass	1,767,355
Loans, Criticized	¥ 275,762

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.